Income Taxes - Components of Deferred Income Tax Assets and Liabilities (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Deferred tax assets:
Net loss carryforward	¥ 53,089,828	$ 8,330,952	¥ 22,229,252
Deferred revenue	115,049,834	18,053,829	132,881,621
Deferred rent	17,692,412	2,776,326	7,499,776
Bad debt expenses	30,328,801	4,759,251	7,622,390
Accrued expenses	17,687,519	2,775,558	15,971,223
Unrealised losses from equity securities	7,534,182	1,182,278	5,213,960
Valuation allowance	(59,426,713)	(9,325,349)	(24,186,707)
Total deferred tax assets	181,955,863	28,552,845	167,231,515
Deferred tax liabilities:
Depreciation of property and equipment	(6,099,754)	(957,185)	(3,990,387)
Unrealized gains from equity securities	(880,803)	(138,217)	(805,803)
Intangible assets arising from acquisition	(176,681,292)	(27,725,150)	(141,587,024)
Withholding tax on PRC earnings to be distributed	(64,929,920)	(10,188,921)	(43,191,602)
Total deferred tax liabilities	¥ (248,591,769)	$ (39,009,473)	¥ (189,574,816)